Authorisation of consolidated financial statements for issue	12 Months Ended
Dec. 31, 2025
Authorisation Of Consolidated Financial Statements For Issue
Authorisation of consolidated financial statements for issue
26.	Authorisation of consolidated financial statements for issue

The consolidated financial statements for the financial year ended December 31, 2025 were authorised for issue in accordance with a resolution of the Board of Directors of the Company on May 12, 2026.